Transamerica Large Value Active ETF
Schedule of Investments
December 31, 2025 (Unaudited)

Shares Value
Common Stocks — 94.4%
Aerospace/Defense — 3.4%
Boeing Co. (The)
(a)
.......................................................................................... 260 $ 56,451
RTX Corp. .................................................................................................. 620 113,708
Total Aerospace/Defense 170,159
Airlines — 1.5%
Delta Air Lines, Inc. ......................................................................................... 1,060 73,564
Auto Manufacturers — 1.3%
General Motors Co. ......................................................................................... 780 63,430
Banks — 11.4%
Bank of America Corp. ...................................................................................... 1,940 106,700
Goldman Sachs Group, Inc. (The) .......................................................................... 100 87,900
JPMorgan Chase & Co. ..................................................................................... 660 212,665
State Street Corp. .......................................................................................... 240 30,963
Truist Financial Corp. ....................................................................................... 400 19,684
Wells Fargo & Co. .......................................................................................... 1,220 113,704
Total Banks 571,616
Beverages — 1.3%
PepsiCo, Inc. ............................................................................................... 460 66,019
Biotechnology — 2.4%
Amgen, Inc. ................................................................................................ 140 45,823
Gilead Sciences, Inc. ....................................................................................... 620 76,099
Total Biotechnology 121,922
Building Materials — 2.8%
Carrier Global Corp. ........................................................................................ 840 44,386
Martin Marietta Materials, Inc. ............................................................................... 100 62,266
Owens Corning ............................................................................................. 300 33,573
Total Building Materials 140,225
Chemicals — 2.8%
DuPont de Nemours, Inc. ................................................................................... 560 22,512
Linde PLC .................................................................................................. 225 95,938
Qnity Electronics, Inc. ...................................................................................... 300 24,495
Total Chemicals 142,945
Commercial Services — 2.8%
PayPal Holdings, Inc. ....................................................................................... 334 19,499
Quanta Services, Inc. ....................................................................................... 160 67,529
S&P Global, Inc. ............................................................................................ 100 52,259
Total Commercial Services 139,287

Transamerica Large Value Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Shares Value
Common Stocks (continued)
Cosmetics/Personal Care — 1.0%
Procter & Gamble Co. (The) ................................................................................ 340 $ 48,725
Diversified Financial Services — 4.5%
American Express Co. ...................................................................................... 180 66,591
Blackrock, Inc. .............................................................................................. 80 85,627
Intercontinental Exchange, Inc. ............................................................................. 460 74,502
Total Diversified Financial Services 226,720
Electric — 2.3%
Duke Energy Corp. ......................................................................................... 500 58,605
NextEra Energy, Inc. ........................................................................................ 740 59,407
Total Electric 118,012
Food — 1.0%
Mondelez International, Inc., Class A ........................................................................ 980 52,753
Healthcare-Products — 5.1%
Abbott Laboratories ......................................................................................... 820 102,738
Boston Scientific Corp.
(a)
.................................................................................... 880 83,908
Thermo Fisher Scientific, Inc. ............................................................................... 120 69,534
Total Healthcare-Products 256,180
Healthcare-Services — 1.3%
UnitedHealth Group, Inc. ................................................................................... 200 66,022
Insurance — 5.4%
Berkshire Hathaway, Inc., Class B
(a)
......................................................................... 180 90,477
Hartford Insurance Group, Inc. (The) ........................................................................ 620 85,436
Prudential Financial, Inc. .................................................................................... 220 24,834
Travelers Cos., Inc. (The) ................................................................................... 240 69,614
Total Insurance 270,361
Internet — 7.7%
Alphabet, Inc., Class A ...................................................................................... 580 181,540
Amazon.com, Inc.
(a)
......................................................................................... 600 138,492
Meta Platforms, Inc., Class A ............................................................................... 100 66,009
Total Internet 386,041
Machinery-Construction & Mining — 0.8%
GE Vernova, Inc. ........................................................................................... 60 39,214
Machinery-Diversified — 2.5%
Otis Worldwide Corp. ....................................................................................... 660 57,651
Rockwell Automation, Inc. .................................................................................. 180 70,033
Total Machinery-Diversified 127,684

Transamerica Large Value Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Shares Value
Common Stocks (continued)
Media — 4.0%
Comcast Corp., Class A .................................................................................... 1,180 $ 35,270
Fox Corp., Class A .......................................................................................... 960 70,147
Walt Disney Co. (The) ...................................................................................... 840 95,567
Total Media 200,984
Mining — 1.1%
Freeport-McMoRan, Inc. .................................................................................... 1,040 52,822
Miscellaneous Manufacturing — 3.1%
Parker-Hannifin Corp. ...................................................................................... 120 105,475
Textron, Inc. ................................................................................................ 560 48,815
Total Miscellaneous Manufacturing 154,290
Oil & Gas — 4.7%
ConocoPhillips ............................................................................................. 600 56,166
EOG Resources, Inc. ....................................................................................... 400 42,004
Expand Energy Corp. ....................................................................................... 320 35,315
Exxon Mobil Corp. .......................................................................................... 840 101,086
Total Oil & Gas 234,571
Oil & Gas Services — 1.1%
SLB, Ltd. ................................................................................................... 1,420 54,500
Pharmaceuticals — 4.8%
AbbVie, Inc. ................................................................................................ 240 54,838
Becton Dickinson & Co. ..................................................................................... 240 46,577
Cencora, Inc. ............................................................................................... 180 60,795
Merck & Co., Inc. ........................................................................................... 760 79,997
Total Pharmaceuticals 242,207
Retail — 3.8%
Darden Restaurants, Inc. ................................................................................... 260 47,845
Lowe's Cos., Inc. ........................................................................................... 320 77,171
TJX Cos., Inc. (The) ........................................................................................ 440 67,589
Total Retail 192,605
Semiconductors — 3.7%
Broadcom, Inc. ............................................................................................. 180 62,298
Micron Technology, Inc. ..................................................................................... 360 102,748
ON Semiconductor Corp.
(a)
................................................................................. 340 18,411
Total Semiconductors 183,457
Software — 1.5%
Microsoft Corp. ............................................................................................. 120 58,034
Oracle Corp. ................................................................................................ 80 15,593
Total Software 73,627

Transamerica Large Value Active ETF
Schedule of Investments
(Continued)
December 31, 2025 (Unaudited)

Shares Value
Common Stocks (continued)
Telecommunications — 3.9%
Cisco Systems, Inc. ......................................................................................... 1,360 $ 104,761
Motorola Solutions, Inc. ..................................................................................... 140 53,665
Verizon Communications, Inc. .............................................................................. 960 39,100
Total Telecommunications 197,526
Transportation — 1.4%
CSX Corp. .................................................................................................. 1,880 68,150
Total Common Stocks
(Cost $4,694,608) 4,735,618
Real Estate Investment Trusts — 3.2%
REITS — 3.2%
American Tower Corp. ...................................................................................... 240 42,137
Equity LifeStyle Properties, Inc. ............................................................................. 380 23,031
Prologis, Inc. ............................................................................................... 400 51,064
Public Storage .............................................................................................. 160 41,520
Total Real Estate Investment Trusts
(Cost $161,617) 157,752
Open-End Mutual Funds — 2.4%
Dreyfus Government Cash Management, 3.65%
(b)
(Cost $122,192) ............................................................................................ 122,192 122,192
Total Investments — 100.0%
(Cost $4,978,417) 5,015,562
Other Assets and Liabilities,
Net — 0.0%
(c)

Net Assets — 100.0% $ 5,016,020
(a) Non-income producing security.
(b) Rate disclosed reflects the yield at December 31, 2025.
(c) Percentage rounds to less than 0.01% or (0.01)%.
PLC : Public Limited Company